Investment Strategy - Optimal Tax Managed Equity ETF	May 04, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that principally invests in the U.S.-listed equity securities of profitable large-, mid-, and small-capitalization companies based on a proprietary model developed by the Fund’s sub-adviser, Optimal Tax Asset Management, Inc. (the “Sub-Adviser”).
The Sub-Adviser’s model screens for companies that demonstrate profitability through one of two pathways:

GAAP Profitability:	For companies in any sector, inclusion is permitted if the company has (i) trailing twelve-month net income greater than zero and (ii) most-recent-quarter net income greater than zero.
Rule of 40 Bypass:	For high-growth technology, healthcare, and communications services companies that have not yet achieved GAAP profitability, inclusion is permitted if a company demonstrates (i) a “Rule of 40” score (Revenue Growth % + Free Cash Flow Margin %) of 40% or higher for two or more consecutive quarters, (ii) a gross margin of 50% or higher, and (iii) revenue growth that is stable or accelerating quarter-over-quarter.
After applying the model screens (i.e., dual-path qualification system) to identify profitable companies, the Fund expects to allocate capital across the following three sleeves of U.S. equity exposure:
•Mega-Cap Core Beta: The Sub-Adviser expects to invest more than 50% of the Fund’s net assets in approximately 200 companies that are within the top 70% of the most profitable U.S.-listed mega-capitalization companies. These companies are among the largest in the United States and generally have a market capitalization in excess of $25 billion. Companies in this sleeve will generally employ a float-adjusted market capitalization weighting.
•Large/Mid Cap Momentum: A portion of the Fund’s net assets will be invested in approximately 80 large- or mid-capitalization companies that are demonstrating price momentum. These companies generally have a market capitalization greater than $2 billion and less than the market capitalizations of the mega-capitalization companies described above. This sleeve targets companies in their acceleration phase using risk-adjusted 12-month price momentum (excluding the most recent month to avoid short-term reversal effects), with volatility screening to exclude the most volatile names.
•SMID-Cap Quality: A portion of the Fund’s net assets will be invested in approximately 100 small- or mid-capitalization companies that satisfy an additional quality screen. The quality screening process first excludes the bottom 20% of the GAAP profitable small-cap companies based on analyses of their operating profitability relative to their peers and the difference in returns between companies that are conservative in their capital investments (e.g., those with lower asset growth and disciplined capital spending) and those that are aggressive (e.g., those with rapid asset expansion, elevated capital expenditures, or acquisition-driven growth). The remaining companies are further screened to identify the highest-quality companies based on their cash-based profitability metrics (which are harder to manipulate than accounting earnings), conservative accruals, and conservative asset growth. Financial sector companies are excluded from this sleeve.
In addition to the U.S. equity exposure sleeves described above, the Fund may also maintain the following non-U.S. equity exposure:
•Non-U.S. Equity Component: The Fund may allocate a smaller portion of its assets (typically less than 10%) to investments with exposure to non-U.S. companies. Such exposure will generally be accomplished through investments in other ETFs and may include exposure to companies in both developed and emerging markets.
At times, the Fund may also invest in mega-, large-, or mid-capitalization companies that have recently completed an initial public offering (“IPO”).
The percentage and number of securities allocated to each sleeve, as noted above, may vary over time depending on market conditions. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.
Although the Fund will not concentrate its investments in a particular industry, the Sub-Adviser anticipates that the Fund’s investment process for individual stock selection may lead to the portfolio being focused on a small number of sectors. These sectors will likely be different over time, as the economic and market environment changes. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]